Lease - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about leases for lessee [abstract]
Cash outflows due to lease payments	₩ 449,196	₩ 484,879	₩ 459,132
Operating lease income	246,279	230,140	238,545
Variable lease payment received	8,622	17,686	21,715
Interest income on lease receivables	₩ 910	₩ 2,053	₩ 2,223